NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NET SALES
Gross sales	R$ 48,479,827	R$ 35,663,758	R$ 31,395,955
Sales deductions
Adjustment to present value			(5,316)
Returns and cancelations	(69,764)	(68,367)	(109,641)
Discounts and rebates	(5,717,412)	(3,830,267)	(3,835,140)
Total	42,692,651	31,765,124	27,445,858
Taxes on sales	(1,727,220)	(1,304,847)	(1,432,908)
Net sales	R$ 40,965,431	R$ 30,460,277	R$ 26,012,950